Lease Liabilities (Details) - Schedule of lease liabilities - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Maturities analysis
– within one year	R 52,843	R 47,294
– within two to four years	57,930	56,868
– over four years	9,954	7,916
Present value of lease payments	120,727	112,078
Non-current liabilities	67,882	64,784
Current liabilities	52,845	47,294
Total liabilities	R 120,727	R 112,078